Statement Of Changes in Stockholder's Equity - CAD ($)	Total	Share Capital	Share purchase warrants	Contributed surplus	Deficit	Accumulated And Other Comprehensive Income [Member]
Balance, amount at Dec. 31, 2019	$ 210,149,000	$ 1,335,467,000	$ 435,000	$ 65,417,000	$ (1,192,304,000)	$ 1,134,000
Statement [Line Items]
Shares issued for cash, net of issue costs		30,825,000
Flow-through share premium		(22,000)
Share-based compensation expense (note 19)	1,827,000			1,827,000
Share purchase warrants expired			(435,000)	435,000
Share options exercised-cash		148,000
Share options exercised-transfer to share capital				(50,000)
Experience gain-post employment liability	638,000					638,000
Share purchase warrants exercised-warrant liability settled		0
Share units exercised-transfer to share capital				(242,000)
Foreign currency translation						3,000
Net Income (Loss)	(16,283,000)				(16,283,000)
Balance, amount at Dec. 31, 2020	227,285,000	1,366,710,000	0	67,387,000	(1,208,587,000)	1,775,000
Statement [Line Items]
Shares issued for cash, net of issue costs		141,278,000
Flow-through share premium		0
Share-based compensation expense (note 19)	2,832,000			2,832,000
Share purchase warrants expired			0	0
Share options exercised-cash		6,300,000
Share options exercised-transfer to share capital		2,157,000		(2,157,000)
Experience gain-post employment liability	0					0
Share purchase warrants exercised-warrant liability settled		4,000
Foreign currency translation						1,000
Net Income (Loss)	18,977,000				18,977,000
Share units exercised-transfer from contributed surplus		566,000		(566,000)
Share purchase warrants exerciseds-cash		14,000
Balance, amount at Dec. 31, 2021	$ 396,691,000	$ 1,517,029,000	$ 0	$ 67,496,000	$ (1,189,610,000)	$ 1,776,000